Share-based payments - Summary of Cost Related to Share-Based Payment Transactions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Equity-settled	$ 39	$ 30	$ 41
Total	41	32	43
Operating profit [Member]
Statement [Line Items]
Equity-settled	26	19	28
Cash-settled	2	2	2
Exceptional administrative expenses [Member]
Statement [Line Items]
Equity-settled	0		1
System Fund [member]
Statement [Line Items]
Equity-settled	$ 13	$ 11	$ 12